Right-of-Use Assets - Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Supplemental Balance Sheet Information [Abstract]
Operating lease right-of-use assets, net	$ 1,976,410	$ 2,473,165
Operating lease liabilities, current	613,447	584,591
Operating lease liabilities, non-current	1,719,509	2,299,697
Total operating lease liabilities	$ 2,332,956	$ 2,884,288
Weighted average remaining lease term of operating leases	3 years 6 months 29 days	4 years 6 months 14 days
Weighted average discount rate of operating leases	4.65%	4.65%